Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets, net		$ 2,413
Liabilities
Operating lease liabilities, current		5,052
Operating lease liabilities, non-current
Weighted average remaining lease term (in years)		3 months
Weighted average discount rate (%)		3.85%
Operating lease right-of-use assets obtained in exchange for lease liabilities
Operating lease expense		12,251
Short-term lease expense	68,428	59,343
Total	$ 68,428	$ 71,594